Note 22 - Income Taxes	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of income tax [text block]
22.
INCOME TAXES

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial statutory tax rate to the income tax expense for the year ended
December
31,
2020
and
2019:

	Year Ended December 31,
	2020	2019
Earnings (loss) before tax	$29,729	$(39,024)
Combined statutory tax rate	27.00%	27.00%
Income tax expense (recovery) computed at statutory tax rate	8,027	(10,536)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	(4,760)	(24,320)
Impact of foreign exchange on deferred income tax assets and liabilities	15,688	(10,194)
Change in unrecognized deferred income tax asset	(4,596)	30,399
7.5% mining royalty in Mexico	7,415	(814)
Other non-deductible expenses	758	3,256
Impact of inflationary adjustments	(1,317)	(2,412)
Change in tax provision estimates	10,387	23,987
Impact of divestitures and restructurings	(16,724)	—
Other	(8,236)	(7,916)
Income tax expense	$6,642	$1,450

Statements of Earnings (Loss) Presentation
Current income tax expense	$9,966	$16,423
Deferred income tax recovery	(3,324)	(14,973)
Income tax expense	$6,642	$1,450
Effective tax rate	22%	(4%)

As at
December
31,
2020
and
2019,
the Company has the following income tax receivable and payable balances:

	Year Ended December 31,
	2020	2019
Current income tax receivable	$—	$—
Non-current income tax receivable	—	4,579
	$—	$4,579

Current income tax payable	$6,574	$149
Non-current income tax payable	23,099	—
	$29,673	$149

During the years ended
December
31,
2020
and
2019,
the movement in deferred tax assets and deferred tax liabilities is shown as follows:

Deferred tax assets	Losses	Provisions	Deferred tax asset not recognized	Other	Total
At December 31, 2018	$118,393	$16,508	$(68,348)	$3,556	$70,109
Benefit (expense) to income statement	8,079	6,379	(32,156)	4,295	(13,403)
Charged to equity	—	—	—	994	994
At December 31, 2019	$126,472	$22,887	$(100,504)	$8,845	$57,700
Benefit to income statement	21,327	2,389	11,788	456	35,960
At December 31, 2020	$147,799	$25,276	$(88,716)	$9,301	$93,660

Deferred tax liabilities	Property, plant and equipment and mining interests	Effect of Mexican tax deconsolidation	Other	Total
At December 31, 2018	$65,382	$6,744	$37,688	$109,814
(Benefit) expense to income statement	(32,381)	498	(4,643)	(36,526)
Reclassed to current income taxes payable	—	(2,813)	—	(2,813)
At December 31, 2019	$33,001	$4,429	$33,045	$70,475
(Benefit) expense to income statement	23,883	(113)	(18,311)	5,459
Reclassed to current income taxes payable	—	(2,245)	—	(2,245)
Charged to OCI	—	—	1,633	1,633
Divestiture of exploration projects	—	—	(2,577)	(2,577)
At December 31, 2020	$56,884	$2,071	$13,790	$72,745

Statements of Financial Position Presentation
Deferred tax assets				$51,141
Deferred tax liabilities				63,916
At December 31, 2019				$12,775
Deferred tax assets				$69,644
Deferred tax liabilities				48,729
At December 31, 2020				$(20,915)

At
December
31,
2020,
the Company recognized
$69.6
million (
2019
-
$51.1
million) of net deferred tax assets in entities that have had a loss for tax purposes in either
2020
or
2019,
or both. In evaluating whether it is probable that sufficient taxable income will be generated to realize the benefit of these deferred tax assets, the Company considered all available evidence, including approved budgets, forecasts and business plans and, in certain cases, tax planning opportunities.

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not
been recognized, as at
December
31,
2020
was
$236.5
million (
2019
-
$379.3
million).

As at
December
31,
2020
and
2019,
the Company has available Canadian, Swiss and Mexican non-capital tax losses, which if not
utilized will expire as follows:

Year of expiry	Canadian non-capital losses	Mexican non-capital losses	December 31, 2020	December 31, 2019
2020	$—	$—	$—	544
2021	—	3,835	3,835	7,825
2022	—	3,878	3,878	4,060
2023	—	2,071	2,071	2,213
2024	—	34,964	34,964	39,319
2025	—	38,901	38,901	51,911
2026	—	104,044	104,044	113,630
2027	—	21,040	21,040	56,760
2028	—	57,809	57,809	99,315
2029	—	68,074	68,074	89,754
2030 and after	3,141	149,721	152,862	22,209
Total	$3,141	$484,337	$487,478	$487,540
Unrecognized losses	$—	$199,775	$199,775	$208,253